SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option [Member]
Stock Outstanding	92,116
Stock Exercisable	92,116
Exercise Price 1 [Member] | Share-based Payment Arrangement, Option [Member]
Stock Outstanding	44,368
Weighted Avg. Remaining Life	6 years 3 months 3 days
Stock Exercisable	44,368
Exercise Price 1 [Member] | Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 30.00
Exercise Price 1 [Member] | Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 75.00
Exercise Price 2 [Member] | Share-based Payment Arrangement, Option [Member]
Stock Outstanding	6,479
Weighted Avg. Remaining Life	5 years 3 months 3 days
Stock Exercisable	6,479
Exercise Price 2 [Member] | Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 75.01
Exercise Price 2 [Member] | Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 150.00
Exercise Price 3 [Member] | Share-based Payment Arrangement, Option [Member]
Stock Outstanding	6,079
Weighted Avg. Remaining Life	4 years 8 months 4 days
Stock Exercisable	6,079
Exercise Price 3 [Member] | Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 150.01
Exercise Price 3 [Member] | Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 225.00
Exercise Price 4 [Member] | Share-based Payment Arrangement, Option [Member]
Stock Outstanding	33,133
Weighted Avg. Remaining Life	4 years 8 months 12 days
Stock Exercisable	33,133
Exercise Price 4 [Member] | Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 225.01
Exercise Price 4 [Member] | Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 300.00
Exercise Price 5 [Member] | Share-based Payment Arrangement, Option [Member]
Stock Outstanding	2,110
Weighted Avg. Remaining Life	4 years 7 months 6 days
Stock Exercisable	2,110
Exercise Price 5 [Member] | Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 300.01
Exercise Price 5 [Member] | Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Exercise Price | $ / shares	$ 600.00
Warrant [Member]
Stock Outstanding	2,752,941
Weighted Avg. Remaining Life	4 years 10 months 9 days
Stock Exercisable	2,752,941
Warrant [Member] | Exercise Price 1 [Member]
Exercise Price | $ / shares	$ 0.12
Stock Outstanding	834
Weighted Avg. Remaining Life	1 year 29 days
Stock Exercisable	834
Warrant [Member] | Exercise Price 2 [Member]
Exercise Price | $ / shares	$ 19.50
Stock Outstanding	2,714,351
Weighted Avg. Remaining Life	4 years 11 months 1 day
Stock Exercisable	2,714,351
Warrant [Member] | Exercise Price 3 [Member]
Stock Outstanding	37,339
Weighted Avg. Remaining Life	10 months 28 days
Stock Exercisable	37,339
Warrant [Member] | Exercise Price 3 [Member] | Minimum [Member]
Exercise Price | $ / shares	$ 22.50
Warrant [Member] | Exercise Price 3 [Member] | Maximum [Member]
Exercise Price | $ / shares	60.00
Warrant [Member] | Exercise Price 4 [Member]
Exercise Price | $ / shares	$ 120.00
Stock Outstanding	417
Weighted Avg. Remaining Life	11 months 26 days
Stock Exercisable	417